Class A Class C And Investor Class [Member] Expense Example, No Redemption - Class A, Class C and Investor Class - MERIDIAN HEDGED EQUITY FUND	Jun. 30, 2025 USD ($)
Investor Class Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 129
Expense Example, No Redemption, 3 Years	432
Expense Example, No Redemption, 5 Years	758
Expense Example, No Redemption, 10 Years	1,679
Class A Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	721
Expense Example, No Redemption, 3 Years	1,073
Expense Example, No Redemption, 5 Years	1,449
Expense Example, No Redemption, 10 Years	2,501
Class C Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	230
Expense Example, No Redemption, 3 Years	804
Expense Example, No Redemption, 5 Years	1,404
Expense Example, No Redemption, 10 Years	$ 2,679